Income Taxes (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Taxes paid		$ 154	$ 158	$ 137
Statutory income tax rate (as a percent)		35.00%	35.00%	35.00%
Reduction in deferred tax asset		$ 103
Income tax charge recorded in consolidated statement of operations		106
Income tax benefit recorded in other comprehensive income		3
Provisional obligation for transition tax		82
Reversal of deferred tax liabilities related to undistributed foreign earnings		11
Charge related to foreign tax credit		25
Valuation allowance		228	$ 225
Income tax benefit		(401)	(186)	$ (178)
Deferred taxes on earnings of foreign subsidiaries		1,300
Unrecognized tax benefits, interest and penalties excluded from reserves		1
Unrecognized tax benefits, settlements for certain tax contingencies		4	12	9
Interest and penalties expenses		1	0	3
Unrecognized tax benefits that if recognized would affect ETR		$ 29
Brazil
Income Taxes [Line Items]
Tax incentives, beginning of expiration date		2019
Increase in net income attributable to the Company resulting from incentives		$ 14	$ 13	$ 8
State
Income Taxes [Line Items]
Tax loss carryforwards		128
Valuation allowance		207
U.S.
Income Taxes [Line Items]
Tax loss carryforwards		152
France
Income Taxes [Line Items]
Tax loss carryforwards		56
Canada
Income Taxes [Line Items]
Income tax benefit		31
Spain
Income Taxes [Line Items]
Unrecognized tax benefits, settlements for certain tax contingencies		$ 8
Subsequent Event
Income Taxes [Line Items]
Statutory income tax rate (as a percent)	21.00%